John Hancock Funds II

Supplement dated July 1, 2017 to the current Class NAV prospectus (the prospectus), as may be supplemented

Global Bond Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.69
Other expenses	0.07
Total annual fund operating expenses	0.76

1 “Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	78
3 years	243
5 years	422
10 years	942

Additionally, Effective July 1, 2017, the advisory fee schedule for the fund listed in “Appendix A: Schedule of Management Fees” of the prospectus is revised and restated as follows:

0.700% — first $1 billion

0.650% — excess over $1 billion

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2017 to the current Class 1 prospectus (the prospectus), as may be supplemented

Global Bond Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.69
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.07
Total annual fund operating expenses	0.81

1 “Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	83
3 years	259
5 years	450
10 years	1,002

Additionally, Effective July 1, 2017, the advisory fee schedule for the fund listed in “Appendix A: Schedule of Management Fees” of the prospectus is revised and restated as follows:

0.700% — first $1 billion

0.650% — excess over $1 billion

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.